Income Taxes, Domestic and Foreign Income (Loss) Before Income Taxes (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Domestic and foreign income (loss) before income taxes [Abstract]
Domestic					$ (14,551)	$ (19,582)
Foreign					35	37
Loss before income taxes	$ (3,368)	$ (3,868)	$ (14,694)	$ (12,623)	$ (14,516)	$ (19,545)